Income tax expense - Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Current tax expense
Current tax expense with respect to the current period	₩ 1,332,636		₩ 884,843	₩ 501,223
Adjustments recognized in the current period in relation to the tax expense of prior periods	(13,982)		2,074	4,914
Income tax expense directly attributable to other equity	7,852
Sub-total	1,326,506		886,917	506,137
Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	(217,805)		15,672	(1,702)
Income tax expense (income) directly attributable to equity	68,802		22,177	(18,433)
Others	993
Sub-total	(148,010)		37,849	(20,135)
Income tax expense	₩ 1,178,496	$ 935,166	₩ 924,766	₩ 486,002